FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2016
Financial assets
Cash and short-term investments	$204,048	$204,048	$204,048	$0	$0
Investment securities held-to-maturity	763,254	763,575	0	763,575	0
Other investments	51,077	N/A	N/A	N/A	N/A
Loans held for sale	13,135	13,135	0	13,135	0
Loans and leases, net of ALLL	5,699,521	5,754,845	0	0	5,754,845
FDIC indemnification asset	12,017	6,720	0	0	6,720
Accrued interest receivable	18,503	18,503	0	5,705	12,798

Financial liabilities
Deposits
Noninterest-bearing	$1,547,985	$1,547,985	$0	$1,547,985	$0
Interest-bearing demand	1,513,771	1,513,771	0	1,513,771	0
Savings	2,142,189	2,142,189	0	2,142,189	0
Time	1,321,843	1,316,333	0	1,316,333	0
Total deposits	6,525,788	6,520,278	0	6,520,278	0
Short-term borrowings	807,912	807,912	807,912	0	0
Long-term debt	119,589	117,878	0	117,878	0
Accrued interest payable	5,049	5,049	410	4,639	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2015
Financial assets
Cash and short-term investments	$148,575	$148,575	$148,575	$0	$0
Investment securities held-to-maturity	726,259	731,951	0	731,951	0
Other investments	53,725	53,725	0	53,725	0
Loans held for sale	20,957	20,957	0	20,957	0
Loans and leases, net of ALLL	5,335,362	5,381,065	0	0	5,381,065
FDIC indemnification asset	17,630	9,756	0	0	9,756

Financial liabilities
Deposits
Noninterest-bearing	$1,413,404	$1,413,404	$0	$1,413,404	$0
Interest-bearing demand	1,414,291	1,414,291	0	1,414,291	0
Savings	1,945,805	1,945,805	0	1,945,805	0
Time	1,406,124	1,406,489	0	1,406,489	0
Total deposits	6,179,624	6,179,989	0	6,179,989	0
Short-term borrowings	938,425	938,425	938,425	0	0
Long-term debt	119,540	118,691	0	118,691	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2016
Assets
Derivatives	$0	$12,922	$0	$12,922
Investment securities available-for-sale	8,711	1,031,159	0	1,039,870
Total	$8,711	$1,044,081	$0	$1,052,792

Liabilities
Derivatives	$0	$12,725	$0	$12,725

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2015
Assets
Derivatives	$0	$14,111	$0	$14,111
Investment securities available-for-sale	8,583	1,182,059	0	1,190,642
Total	$8,583	$1,196,170	$0	$1,204,753

Liabilities
Derivatives	$0	$14,243	$0	$14,243

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2016
Assets
Impaired loans	0	0	8,154
OREO	0	0	3,921

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2015
Assets
Impaired loans	0	0	8,008
OREO	0	0	7,598